Exhibit 99.12

Monthly Noteholder’s Statement
Synchrony Credit Card Master Note Trust
Series 2018-2

Class A 3.4700% Notes
Class B 3.6700% Notes
Class C 3.8700% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2018-2 Indenture Supplement (the “Indenture Supplement”), dated as of June 01, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2018-2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of July 16, 2018, and with respect to the performance of the Trust during the Monthly Period ended June 30, 2018 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	06/29/2018
Monthly Period Beginning:	06/01/2018
Monthly Period Ending:	06/30/2018
Previous Payment Date:	N/A
Payment Date:	07/16/2018
Interest Period Beginning:	06/01/2018
Interest Period Ending:	07/15/2018
Days in Interest Period:	44
Days in Monthly Period:	30
Loss Cycles in Period:	26
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning*	13,597,017
b.	Number of Accounts Ending*	13,438,368
c.	Average Account Balance (q / b)	791.39

d.	BOP Principal Receivables	10,795,384,768.02
e.	BOP Finance Charge Receivables	414,692,639.18
f.	BOP Total Receivables	11,210,077,407.20

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,464,855,299.84
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	218,088,261.69
k.	Increase in Total Receivables	1,682,943,561.53

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,625,300,412.54
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	217,295,295.75
p.	Decrease in Total Receivables	1,842,595,708.29

q.	EOP Aggregate Principal Receivables	10,634,939,655.32
r.	EOP Finance Charge Receivables	415,485,605.12
s.	EOP Total Receivables	11,050,425,260.44

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	9,798,375,449.00
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	584,921,681.04
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)	836,564,206.32

x.	Risk Retention - Dodd-Frank
	i. Required Seller’s Interest (as of EOP)	452,405,142.10
	ii. Seller’s Interest (as of EOP)	1,586,836,813.31

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	9,048,102,842.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	0.00
	iv.	As of Payment Date	9,048,102,842.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	750,272,607.00
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	0.00
	iv.	Reductions in Required Excess Collateral Amount	0.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	750,272,607.00

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	8,976,457,640.00
	ii.	Beginning of Interest Period	9,798,375,449.00
	iii.	As of Payment Date	9,798,375,449.00

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	24.7638%
	ii.	Prior Monthly Period	24.8743%
	iii.	Two Months Prior Monthly Period	25.9799%
	iv.	Three-Month Average	25.2060%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	14.5759%
	ii.	Prior Monthly Period	14.3199%
	iii.	Two Months Prior Monthly Period	14.2555%
	iv.	Three-Month Average	14.3837%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.5469%
	ii.	Prior Monthly Period	6.1433%
	iii.	Two Months Prior Monthly Period	6.6110%
	iv.	Three Months Prior Monthly Period	5.7112%
	v.	Three-Month Average	6.1004%
	vi.	Four-Month Average	6.0031%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	5.7554%
	ii.	Prior Monthly Period	6.3359%
	iii.	Two Months Prior Monthly Period	6.8333%
	iv.	Three Months Prior Monthly Period	6.0277%
	v.	Three-Month Average	6.3082%
	vi.	Four-Month Average	6.2381%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	4.7279%
	ii.	Prior Monthly Period	5.2589%
	iii.	Two Months Prior Monthly Period	5.6391%
	iv.	Three Months Prior Monthly Period	4.8064%
	v.	Three-Month Average	5.2086%
	vi.	Four-Month Average	5.1081%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	4.9364%
	ii.	Prior Monthly Period	5.4515%
	iii.	Two Months Prior Monthly Period	5.8613%
	iv.	Three Months Prior Monthly Period	5.1229%
	v.	Three-Month Average	5.4164%
	vi.	Four-Month Average	5.3430%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		14.8836%

h.	Default Amount for Defaulted Accounts		51,776,302.95

i.	Recovery Amount		7,367,824.60

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		44,408,478.35

k.	Number of Accounts Charged Off		24,610

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,804.49

m.	Collections
	i.	Total Trust Finance Charge Collections	215,411,126.94
	ii.	Total Trust Principal Collections	1,573,524,109.59
	iii.	Total Trust Collections	1,788,935,236.53

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	199,980	1.4881%	318,499,974.69	2.8822%
	ii.	30-59 Days Delinquent	40,591	0.3021%	86,480,215.36	0.7826%
	iii.	60-89 Days Delinquent	25,837	0.1923%	65,682,795.68	0.5944%
	iv.	90-119 Days Delinquent	18,625	0.1386%	52,197,039.41	0.4724%
	v.	120-149 Days Delinquent	17,063	0.1270%	51,522,405.31	0.4662%
	vi.	150-179 Days Delinquent	14,903	0.1109%	45,699,698.27	0.4136%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	316,999	2.3589%	620,082,128.72	5.6114%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	N/A
	ii.	Prior Monthly Period	N/A
	iii.	Two Months Prior Monthly Period	N/A
	iv.	Two-Month Average	N/A

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	N/A
	ii.	Prior Monthly Period	N/A
	iii.	Two Months Prior Monthly Period	N/A
	iv.	Two-Month Average	N/A

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	N/A
	ii.	Prior Monthly Period	N/A
	iii.	Two Months Prior Monthly Period	N/A
	iv.	Quarterly Excess Spread Percentage	N/A

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.		4.241111

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.		4.241111

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.		0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.		4.485556

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.		4.485556

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.		0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.		4.730000

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.		4.730000

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.		0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		600,000,000.00
b.	Class B Note Initial Principal Balance		57,534,246.00
c.	Class C Note Initial Principal Balance		49,315,069.00
d.	Initial Excess Collateral Amount (As of Payment Date)		115,068,494.00
e.	Initial Collateral Amount (As of Payment Date)		821,917,809.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period	600,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	600,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	57,534,246.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	57,534,246.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	49,315,069.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	49,315,069.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period	115,068,494.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	115,068,494.00

j.	Collateral Amount
	i.	Beginning of Interest Period	821,917,809.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	821,917,809.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	7.7285%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount (As of Payment Date)		115,068,494.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs		0.00
b.	Current Unreimbursed Investor Defaults		0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount		0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)		0.00
e.	Ending Unreimbursed Investor Charge-Offs		0.00
f.	Beginning Unreimbursed Reallocated Principal Collections		0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7		0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)		0.00
i.	Ending Unreimbursed Reallocated Principal Collections		0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		821,917,809.00
b.	Allocation Percentage Numerator - for Principal Collections		821,917,809.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance on Close Date	10,767,485,181.81
	ii.	Number of Days at Balance	30
	iii.	Average Principal Balance	10,767,485,181.81

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		9,798,375,449.00

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		9,798,375,449.00

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)		7.6333%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)		7.6333%

h.	Series Allocation Percentage		8.3883%

IX. Collections and Allocations*		Trust	Series

a.	Finance Charge Collections	215,411,126.94	16,443,044.34
b.	Recoveries	7,367,824.59	562,410.44
c.	Principal Collections	1,573,524,109.59	120,112,303.66
d.	Default Amount	51,776,302.95	3,952,256.60
e.	Dilution	98,718,746.17	7,535,528.68
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	100,594,662.68

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	16,443,044.34
	ii.	Excess Finance Charge Collections allocable to Series 2018-2	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	562,410.44

i.	Available Finance Charge Collections (Sum of h.i through h.vii)		17,005,454.78
j.	Total Collections (c.Series + i.)		137,117,758.44
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		3,036,029.37

*Data reflects activity from 06/01/2018 (Closing Date) through and including 06/30/2018

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		17,005,454.78

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	29.36

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,369,863.02
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,369,863.02

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	2,544,666.67
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	258,073.06
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	233,260.28
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	3,952,256.60
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account			0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall			0.00

xi.	On a pari passu basis:

	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty		N/A

	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty		N/A

	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty		N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above			0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:			8,647,305.79

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or		8,647,305.79

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2018_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.		0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			120,165,755.66
b.	Finance Charge Shortfall for Series 2018-2			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2018-2			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			120,112,303.66
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			3,952,256.60
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			124,064,560.26
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		124,064,560.26
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		124,064,560.26
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2018-2)		1,479,017,914.48
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2018-2 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		3
b.	Controlled Accumulation Amount		0.00
c.	Controlled Deposit Amount		0.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)		12/15/2022
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)		0.00
c.	Beginning Available Reserve Account Amount		0.00
d.	Reserve Draw Amount		0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.		0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)		0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)		0.00
h.	Ending Available Reserve Account Amount		0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage		0.00%
b.	Required Spread Account Amount		0.00
c.	Beginning Available Spread Account Amount		0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall		0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date		0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event		0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default		0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency		0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount		0.00
j.	Ending Available Spread Account Amount		0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest		0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:		No
	i.	Free Equity Amount	836,564,206.32
	ii.	Minimum Free Equity Amount	584,921,681.04
	iii.	Excess Free Equity Amount	251,642,525.28

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:		No
	i.	Note Trust Principal Balance	10,634,939,655.32
	ii.	Required Principal Balance	9,798,375,449.00
	iii.	Excess Principal Balance	836,564,206.32

c.	The two-month average Portfolio Yield is less than two-month average Base Rate Portfolio Yield:		No
	i.	Two month Average Portfolio Yield	N/A
	ii.	Two month Average Base Rate	N/A
	iii.	Two month Average Excess Spread	N/A

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	05/15/2023
	ii.	Current Payment Date	07/16/2018

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 11th day of July 2018.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer

*The amounts set forth for each of Number of Accounts Beginning and Number of Accounts Ending include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.